Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Gaming & Leisure Properties, Inc.
Form or Filing Type	S-3
File Number	333-266814
Initial Filing Date	Dec. 21, 2022
Fee Offset Claimed	$ 3,773.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,243,004
Offset Note
(2)
The registrant previously filed a prospectus supplement,
dated
December 21, 2022 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form
S-3
(Registration
No. 333-266814),
filed with the Securities and Exchange Commission on August 12, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,000,000,000 under its then current
“at-the-market”
program . In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $110,200.00 was paid. Shares of common stock having an aggregate offering price of up to $34,243,004.00 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement was terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,773.58 that has already been paid and remains unused with respect to securities that were preciously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable in connection with this prospectus supplement.

Termination / Withdrawal Statement	The offering that included the unsold securities under the Prior Prospectus Supplement was terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Gaming & Leisure Properties, Inc.
Form or Filing Type	S-3
File Number	333-266814
Filing Date	Dec. 21, 2022
Fee Paid with Fee Offset Source	$ 3,773.58
Offset Note
(2)
The registrant previously filed a prospectus supplement,
dated
December 21, 2022 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form
S-3
(Registration
No. 333-266814),
filed with the Securities and Exchange Commission on August 12, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,000,000,000 under its then current
“at-the-market”
program . In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $110,200.00 was paid. Shares of common stock having an aggregate offering price of up to $34,243,004.00 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement was terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,773.58 that has already been paid and remains unused with respect to securities that were preciously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable in connection with this prospectus supplement.

Termination / Withdrawal Statement	The offering that included the unsold securities under the Prior Prospectus Supplement was terminated.